Summary of Carrying Amount and Fair Value of Transferred Financial Assets Not Qualifying for Derecognition (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Other Financial Asset [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 71,771	$ 65,083
Associated liabilities	26,609	20,871
Gross carrying amount [member] | Securitisations [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	27,969	28,574
Associated liabilities	27,684	28,767
Gross carrying amount [member] | Securitisations [member] | Residential Mortgage Loans [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	22,684	24,367
Gross carrying amount [member] | Securitisations [member] | Other Financial Asset [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	5,285	4,207
At fair value [member] | Securitisations [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	27,242	28,637
Associated liabilities	26,978	28,707
At fair value [member] | Securitisations [member] | Residential Mortgage Loans [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	22,043	24,428
At fair value [member] | Securitisations [member] | Other Financial Asset [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 5,199	$ 4,209